Long-term Debt - Borrowers (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total	$ 421,902	$ 451,727
Less: Current portion	(38,612)	(34,983)
Long-term portion	383,290	416,744
(a) Serifos, Kithnos, Santorini, Paros, Naxos
Debt Instrument [Line Items]
Long-term debt	20,140	22,539
(b) Milos, Amorgos, Kimolos, Syros, Mykonos
Debt Instrument [Line Items]
Long-term debt	14,220	17,020
(c) Eton, Benmore and Ingram
Debt Instrument [Line Items]
Long-term debt	17,531	19,019
(d) Tasman and Santon
Debt Instrument [Line Items]
Long-term debt	11,153	12,376
(e) Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira
Debt Instrument [Line Items]
Long-term debt	45,946	49,374
(f) Andros, Dilos, Ios, Sifnos, Tinos
Debt Instrument [Line Items]
Long-term debt	25,401	29,675
(g) Kassos, Tilos, Halki, Symi
Debt Instrument [Line Items]
Long-term debt	25,591	27,555
(h) Aegean III, VIII
Debt Instrument [Line Items]
Long-term debt	1,706	3,971
(i) Blatoma
Debt Instrument [Line Items]
Long-term debt	1,393	1,922
(j) Verbeke Bunkering
Debt Instrument [Line Items]
Long-term debt	0	275
(k) Seatra
Debt Instrument [Line Items]
Long-term debt	5,178	6,386
(l) Overdraft facility under senior secured credit facility dated 03/21/2014
Debt Instrument [Line Items]
Long-term debt	4,232	0
(m) Corporate credit facility dated 03/11/2013
Debt Instrument [Line Items]
Long-term debt	59,000	73,500
(n) Senior convertible notes
Debt Instrument [Line Items]
Long-term debt	75,411	73,115
(o) Trade credit facility dated 9/18/2014
Debt Instrument [Line Items]
Long-term debt	$ 115,000	$ 115,000